NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2012
NOTES PAYABLE [Abstract]
Notes Payable

Notes payable consisted of the following as of the dates set forth below:

	September 30,	December 31,
	2012	2011
Notes date September 15 and October 15, 2009	$-	$25,000
Convertible Note dated March 31, 2011	77,000	87,000
Note dated January 25, 2011	140,000	140,000
Note dated March 30, 2011	350,000	350,000
Note dated March 22, 2012 and April 13, 2012	50,000	-
Note dated June 20, 2012	6,000	-
	623,000	602,000
Less long term portion of notes payable	-	(177,000)
Notes Payable (shown in current liabilities)	$623,000	$425,000